PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 119.3%
Asset-Backed Securities 8.4%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.586%(c)	07/15/30	3,894	$3,901,883
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.290(c)	04/20/31	2,500	2,475,314
Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.658(c)	10/25/31	3,809	3,826,042
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	4,000	3,989,886
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.201(c)	10/21/30	3,965	3,918,025
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.303(c)	04/22/29	2,168	2,148,048
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35	2,000	2,002,990
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.350(c)	07/20/30	2,106	2,088,747
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	6.806(c)	04/15/31	3,220	3,219,629
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.365(c)	04/25/31	2,000	1,980,100
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31	2,000	1,971,039
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.500(c)	10/20/31	4,000	3,958,534

Total Asset-Backed Securities (cost $35,376,560)				35,480,237

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $5,338; purchased 03/21/23 - 04/03/23)(f) (cost $5,337)	7.000%	05/15/23(oo)	36	$3,985
Corporate Bonds 100.5%
Aerospace & Defense 3.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,425	1,346,383
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	3,200	3,176,000
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	450	450,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	500	490,625
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	775	773,217

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	825	820,607
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	650	652,437
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	2,900	2,783,309
Gtd. Notes	7.500	03/15/27	775	779,050
Sr. Sec’d. Notes, 144A	6.250	03/15/26	1,425	1,431,832
				12,703,460
Airlines 1.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	325	316,042
Sr. Sec’d. Notes, 144A	11.750	07/15/25	150	165,206

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	5,150	5,059,875
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	500	465,865
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,413,300
				7,420,288

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.6%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	893	$842,474
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,797	1,772,551
				2,615,025
Auto Manufacturers 1.4%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	1,075	1,025,817
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	1,000	932,099
Sr. Unsec’d. Notes	4.125	08/17/27	400	366,786
Sr. Unsec’d. Notes	4.950	05/28/27	200	189,335
Sr. Unsec’d. Notes	6.800	05/12/28	725	725,578
Sr. Unsec’d. Notes	6.950	03/06/26	350	352,539
Sr. Unsec’d. Notes	7.350	11/04/27	850	875,519

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	650	643,500
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	575	491,391
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	300	284,315
				5,886,879
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,050	1,009,313
Sr. Sec’d. Notes, 144A	7.000	04/15/28	350	357,875
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	84	80,669
Gtd. Notes	6.500	04/01/27	1,200	1,111,382

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	2,000	1,881,773
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	335,747
				4,776,759

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 0.6%
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A, MTN	5.017%	06/26/24	600	$582,366
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125	09/14/23	850	847,875
Sr. Unsec’d. Notes	7.250	03/13/28	1,275	1,265,438
				2,695,679
Building Materials 1.7%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	550	527,580
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	400	385,827
Gtd. Notes, 144A	4.875	12/15/27	1,175	1,027,881

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	225	216,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,900	1,771,969
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27	3,300	3,159,665

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	200	199,679
				7,288,601
Chemicals 2.3%
Avient Corp., Sr. Unsec’d. Notes, 144A(aa)	5.750	05/15/25	2,474	2,470,939
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%	10.250	09/01/27	395	352,526
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	665	654,194
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,862	1,807,917
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	2,025	1,815,655
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	64	64,432

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $403,959; purchased 07/13/21)(f)	5.750%	07/15/25	411	$57,540
Sr. Sec’d. Notes, 144A (original cost $3,798,921; purchased 03/02/21 - 01/03/22)(aa)(f)	9.500	07/01/25	3,375	2,143,125

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	175	166,472
				9,532,800
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	700	681,625
Commercial Services 5.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	396	377,106
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26	7,600	7,324,564
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	797	741,029

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,787,859
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	950	888,955
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	785,878
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,527,778

Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	825	818,772
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	2,576	2,459,990
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	550	495,239
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	675	516,359

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	125	$120,370
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	5,235	5,277,988
				23,121,887
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	219,187
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	1,045	1,022,791
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,500	1,507,534
				2,749,512
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	172,787
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	125	129,375
				302,162
Diversified Financial Services 5.0%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	3,225	2,886,430
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	393,750
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	4,007,745

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	1,850	1,018,687
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	1,050	921,340
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	1,256	1,187,694
Navient Corp.,
Sr. Unsec’d. Notes	5.875	10/25/24	200	196,805

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Navient Corp., (cont’d.)
Sr. Unsec’d. Notes	6.750%	06/25/25	625	$616,100
Sr. Unsec’d. Notes, MTN	6.125	03/25/24	1,325	1,313,410
OneMain Finance Corp.,
Gtd. Notes	6.125	03/15/24	500	491,955
Gtd. Notes	6.875	03/15/25	1,075	1,050,804
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,042,068

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	1,050	990,840
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	750	667,853
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,175	1,116,250
				20,901,731
Electric 2.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,000	931,481
Sr. Sec’d. Notes, 144A(aa)	5.250	06/01/26	1,716	1,670,684
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,000	926,481
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,132	1,104,385
Gtd. Notes, 144A	3.875	02/15/32	25	20,181
Gtd. Notes, 144A	5.250	06/15/29	400	369,344

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	525	494,897
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,564,371
Gtd. Notes, 144A	5.500	09/01/26	1,500	1,472,328
				10,554,152
Electrical Components & Equipment 1.1%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	1,225	1,197,874

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	2,175	$2,211,381
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,233,305
				4,642,560
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	2,075	1,868,988
Entertainment 3.9%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	5,050	5,056,957
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,600	1,615,462

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,350	1,317,052
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	1,000	1,011,282
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	550	557,563
Sr. Sec’d. Notes, 144A	6.500	02/15/25	1,550	1,569,204

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	850	767,125
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	4,150	3,947,753
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	775	792,704
				16,635,102
Foods 3.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	587	554,802
Gtd. Notes, 144A(aa)	4.625	01/15/27	2,675	2,588,745
Gtd. Notes, 144A	6.500	02/15/28	550	558,961
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	04/01/25	3,500	3,308,140
Gtd. Notes	5.250	09/15/27	350	305,847

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500%	04/15/25		2,325	$2,284,458
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	300	282,580
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27		4,500	4,476,522
Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28		1,338	1,305,806
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		675	677,826
					16,343,687
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		725	720,673
Sr. Unsec’d. Notes	5.750	05/20/27		1,400	1,329,476
Sr. Unsec’d. Notes	5.875	08/20/26		550	530,887
					2,581,036
Healthcare-Services 4.5%
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26		4,214	4,279,583
Gtd. Notes	7.050	12/01/27		792	843,647
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		610	519,267
Sr. Sec’d. Notes, 144A	6.750	04/15/25		3,075	2,958,233

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25		3,833	3,461,832
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26		4,050	3,369,691
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		475	460,785
Sec’d. Notes	6.250	02/01/27		2,286	2,276,669
Sr. Sec’d. Notes	4.625	06/15/28		600	568,562
Sr. Sec’d. Notes	4.875	01/01/26		250	246,137
					18,984,406

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.1%
Benteler International AG (Austria), Sr. Sec’d. Notes, 144A	10.500%	05/15/28	375	$383,438
Home Builders 5.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	600	568,148
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	3,775	3,508,162
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	2,887	2,645,214
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,000	1,005,314
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	3,420	3,120,750
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	2,030	1,876,850
KB Home, Gtd. Notes	6.875	06/15/27	432	444,743
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	950	893,999
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	3,350	3,098,750
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	1,115	1,126,542
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	550	503,102
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	1,155	1,022,107
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,296	2,290,809
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	699,529
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	1,850	1,781,973
				24,585,992

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.000%	12/31/26	250	$231,250
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	575	465,287
Gtd. Notes	4.375	02/01/32	125	101,428
Gtd. Notes	4.500	10/15/29	300	260,613
				827,328
Internet 2.4%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	2,120	1,772,476
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	653,838
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	6,082,882
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	600	576,912
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	1,435	1,248,142
				10,334,250
Iron/Steel 0.9%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,859	1,847,008
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	350	340,425
Sr. Sec’d. Notes, 144A	6.750	03/15/26	1,600	1,627,112
				3,814,545
Leisure Time 1.9%
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	475	475,151

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875%	03/15/26	725	$622,594
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	470,375
Sr. Sec’d. Notes, 144A	8.375	02/01/28	475	476,187
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	225	225,047
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,025	907,125
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	725	639,595
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	3,625	3,848,916

Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	500	472,500
				8,137,490
Lodging 3.5%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,375	1,238,725
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	500	469,511
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,380,341
Gtd. Notes	5.750	06/15/25	75	74,737
Gtd. Notes(aa)	6.750	05/01/25	3,162	3,190,104

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25	3,896	3,785,849
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	650	602,063
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,200	1,069,500
				14,810,830
Machinery-Diversified 1.6%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $4,168,820; purchased 04/07/21 - 06/02/21)(aa)(f)	10.125	08/01/24	3,996	3,972,987
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	2,966,085
				6,939,072

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 11.4%
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	700	$690,050
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	2,560	2,372,238
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	4,515	4,269,558
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,724	3,654,745
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	1,950	1,599,136
Gtd. Notes, 144A(aa)	5.500	04/15/27	4,520	3,865,727
Sr. Unsec’d. Notes	5.250	06/01/24	715	697,306
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	125,454
DISH DBS Corp.,
Gtd. Notes	5.875	11/15/24	1,850	1,533,038
Gtd. Notes	7.750	07/01/26	2,595	1,498,288

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,690	1,598,094
Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	5,173	4,396,424
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	1,145	749,788
Sr. Sec’d. Notes	6.375	05/01/26	2,715	2,336,724

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	2,180	2,018,002
Nexstar Media, Inc., Gtd. Notes, 144A(aa)	5.625	07/15/27	4,045	3,799,327
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	3,350	2,621,897
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	400	344,481
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	6,800	6,696,500
Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,214	3,196,162
				48,062,939
Mining 2.5%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	1,450	1,439,125

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875%	10/15/27	400	$386,950
Gtd. Notes, 144A	7.500	04/01/25	2,480	2,467,228

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	250	250,323
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	2,920	2,710,125
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	625	600,531
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	2,945	2,696,511
				10,550,793
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	1,523	1,498,001
Office/Business Equipment 0.9%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	3,982	3,891,207
Oil & Gas 5.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,350	1,316,445
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A(aa)	7.000	11/01/26	4,250	4,117,878
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	1,635	1,716,750
Chesapeake Energy Corp., Gtd. Notes, 144A(aa)	5.500	02/01/26	2,936	2,898,223
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	1,900	1,849,934
Sr. Sec’d. Notes, 144A	7.000	06/15/25	200	198,983

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	675	671,204

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A	9.250%	02/15/28		150	$149,636
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		600	597,213
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		1,850	1,896,250
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		900	873,034
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		150	153,583
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.875	09/01/25		2,425	2,458,153
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		1,150	1,118,617
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		950	928,625
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	894	1,054,056
Range Resources Corp., Gtd. Notes	4.875	05/15/25		500	493,674
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		225	212,652
Gtd. Notes	8.375	09/15/28		900	941,748

Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27		1,200	1,193,971
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		225	224,438
					25,065,067
Packaging & Containers 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		525	493,794
Sr. Unsec’d. Notes, 144A	5.250	08/15/27		1,000	853,750

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		500	437,562
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		1,700	1,407,804

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	07/15/26	250	$247,667
Sr. Sec’d. Notes, 144A	9.500	11/01/28	175	180,103
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	1,250	1,187,647

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	475	481,999
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	224	224,748
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	575	506,255
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	150	134,988
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	152,330
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	9.250	08/01/24	1,000	1,023,305
Gtd. Notes, 144A	12.750	12/31/28	875	896,917
				8,228,869
Pharmaceuticals 1.9%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	1,550	1,376,436
Bausch Health Americas, Inc., Gtd. Notes, 144A(aa)	8.500	01/31/27	7,909	4,064,749
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	3,414	2,732,813
				8,173,998
Pipelines 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	375	362,983
Gtd. Notes, 144A	7.875	05/15/26	2,525	2,591,698
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	505	495,847
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	975	950,599

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
EQM Midstream Partners LP, (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	06/01/27		400	$398,196

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27		750	724,371
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25		475	451,880
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27		1,384	1,335,957
Gtd. Notes, 144A	7.500	10/01/25		1,500	1,514,656
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.350	02/01/25		2,100	2,011,675
Sr. Unsec’d. Notes	3.950	06/01/25		500	481,884
					11,319,746
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		3,025	2,752,094
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		100	98,269
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		2,372	2,149,520
					4,999,883
Real Estate Investment Trusts (REITs) 2.2%
Diversified Healthcare Trust,
Gtd. Notes(aa)	9.750	06/15/25		2,934	2,806,712
Sr. Unsec’d. Notes	4.750	05/01/24		500	456,398
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	200	155,663
Gtd. Notes	5.000	10/15/27		2,250	1,893,228

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,750	2,763,557

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750%	10/15/27		275	$259,543
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		901	856,975
					9,192,076
Retail 2.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.375	01/15/28		792	738,540
Sr. Sec’d. Notes, 144A	3.875	01/15/28		50	46,795

At Home Group, Inc., Sr. Sec’d. Notes, 144A (original cost $100,000; purchased 06/24/21)(f)	4.875	07/15/28		100	65,245
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		725	709,990
Sr. Unsec’d. Notes	3.875	05/15/23		800	799,177
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes (original cost $226,390; purchased 01/12/22 - 01/25/22)(f)	4.375	02/07/25	EUR	200	205,053
Sr. Sec’d. Notes (original cost $354,581; purchased 01/21/22 - 02/02/22)(f)	6.250	10/30/25	EUR	308	318,695
Sr. Sec’d. Notes, 144A (original cost $1,327,313; purchased 11/23/21 - 02/03/22)(f)	6.750	02/07/25		1,325	1,255,437
Sr. Sec’d. Notes, 144A (original cost $5,296,095; purchased 12/03/20 - 12/09/20)(aa)(f)	8.500	10/30/25		4,910	4,677,904

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	5.375	04/01/26		250	232,803
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		1,100	1,085,869
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		225	219,509
					10,355,017
Semiconductors 0.8%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25		3,630	3,560,609

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 2.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625%	09/01/28	880	$794,765
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A(aa)	7.125	10/02/25	2,000	1,994,865
Camelot Finance SA, Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26	5,720	5,383,950
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	2,500	2,420,098
				10,593,678
Telecommunications 5.9%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	2,820	2,512,366
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $19,625; purchased 03/21/23)(f)	8.000	04/01/25	50	19,134
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $140,000; purchased 03/09/23)(f)	8.000	12/31/26	560	119,805
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $1,747,533; purchased 01/05/21 - 12/15/22)(f)	13.000	12/31/25	1,721	1,078,814
Sr. Sec’d. Notes, 144A (original cost $630,750; purchased 01/05/21)(f)	8.750	05/25/24	600	541,238
Sr. Sec’d. Notes, 144A (original cost $3,259,213; purchased 12/02/20 - 12/03/20)(f)	8.750	05/25/24	3,160	2,849,530

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $945,000; purchased 04/22/21)(f)	6.750	06/01/23	1,000	195,000
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,545	1,487,063
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.625	09/15/27	1,530	943,264
Sr. Sec’d. Notes, 144A	3.400	03/01/27	2,550	1,994,178
Sprint LLC,
Gtd. Notes	7.625	02/15/25	2,030	2,091,891
Gtd. Notes	7.625	03/01/26	5,150	5,454,362

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625%	04/15/27	550	$510,125
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,885	3,705,998

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	1,900	1,437,034
				24,939,802
Transportation 0.1%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	275	283,038
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	850	779,915

Total Corporate Bonds (cost $455,906,808)				423,845,172
Floating Rate and Other Loans 10.4%
Airlines 0.6%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.770(c)	04/21/28	2,634	2,620,981
Chemicals 0.3%
Diamond BC BV, Term Loan B, 1 Month SOFR + 2.750%	7.952(c)	09/29/28	1,383	1,380,292
Commercial Services 1.0%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	8.525(c)	05/17/28	983	939,925
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.097(c)	05/04/28	1,307	1,283,195

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	7.275%(c)	12/01/28	1,001	$996,933
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	9.025(c)	08/27/25	982	980,136
				4,200,189
Computers 0.5%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.653(c)	03/01/29	2,070	1,947,323
Electric 0.2%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	2,534	774,059
Entertainment 0.5%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	8.030(c)	10/21/24	2,234	2,228,870
Environmental Control 0.2%
EWT Holdings III Corp., Term Loan, 1 Month SOFR + 2.364%	7.347(c)	04/01/28	997	987,487
Healthcare-Products 0.4%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	8.275(c)	10/23/28	1,793	1,739,595
Insurance 0.2%
Asurion LLC, New B-9 Term Loan, 1 Month LIBOR + 3.250%	8.275(c)	07/31/27	1,005	925,647
Media 0.2%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.390(c)	01/18/28	728	668,101

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers 0.8%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	9.159%(c)	09/15/28	444	$429,460
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	8.275(c)	10/17/24	2,848	2,841,006
				3,270,466
Retail 0.7%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.775(c)	03/06/28	818	810,183
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	6.637(c)	12/17/27	1,128	1,046,557
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	8.732(c)	10/19/27	886	877,158
				2,733,898
Software 3.3%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.464(c)	02/15/29	1,637	1,532,236
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.775(c)	10/02/25	4,333	4,275,378
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.525(c)	02/27/26	150	145,125

Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	8.268(c)	02/06/26	3,702	3,698,016
Finastra USA, Inc., First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	8.655(c)	06/13/24	3,507	3,333,915
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.197(c)	07/14/28	1,230	1,045,136
				14,029,806

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 1.5%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275%(c)	05/27/24	60	$53,932
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.400%	9.082(c)	02/01/29	2,622	2,585,583
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	365	360,437
MLN US Holdco LLC,
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	21	18,134
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27	48	26,499
Term Loan, 6 Month SOFR + 9.250%^	14.332(c)	10/18/27	4	1,920

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	9.597(c)	03/02/29	1,294	1,245,084
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.025(c)	10/02/28	2,522	2,043,283
				6,334,872

Total Floating Rate and Other Loans (cost $46,592,946)				43,841,586

	Shares
Common Stock 0.0%
Chemicals
TPC Group, Inc.*^ (cost $53,386)	4,927	98,540

Total Long-Term Investments (cost $537,935,037)		503,269,520

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Short-Term Investment 8.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $34,799,476)(wj)	34,799,476	$34,799,476

TOTAL INVESTMENTS 127.5% (cost $572,734,513)		538,068,996
Liabilities in excess of other assets(z) (27.5)%		(116,025,359)

Net Assets 100.0%		$422,043,637

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $100,460 and 0.0% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $164,214,456 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of April 30, 2023.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $22,423,538. The aggregate value of $17,503,492 is 4.1% of net assets.
(oo)	Perpetual security. Maturity date represents next call date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Unfunded loan commitment outstanding at April 30, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month SOFR + 3.500% (Cap N/A, Floor 0.000%), 3.500%(c), Maturity Date 02/15/29 (cost $201,087)	201	$188,232	$—	$(12,855)
Futures contracts outstanding at April 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	5 Year U.S. Treasury Notes	Jun. 2023	$1,536,391	$28,892
23	10 Year U.S. Treasury Notes	Jun. 2023	2,649,672	75,433
9	20 Year U.S. Treasury Bonds	Jun. 2023	1,184,906	45,922
9	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	1,272,656	47,939
				$198,186
Forward foreign currency exchange contracts outstanding at April 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNYM	GBP	286	$356,472	$359,699	$3,227	$—
Expiring 05/02/23	HSBC	GBP	77	95,968	97,383	1,415	—
Euro,
Expiring 05/02/23	BOA	EUR	1,521	1,674,054	1,676,605	2,551	—
				$2,126,494	$2,133,687	7,193	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNP	GBP	364	$446,472	$457,082	$—	$(10,610)
Expiring 06/02/23	BNYM	GBP	286	356,705	359,953	—	(3,248)
Euro,
Expiring 05/02/23	HSBC	EUR	1,388	1,498,594	1,529,579	—	(30,985)

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/23	HSBC	EUR	133	$144,900	$147,026	$—	$(2,126)
Expiring 06/02/23	BOA	EUR	1,521	1,676,970	1,679,789	—	(2,819)
				$4,123,641	$4,173,429	—	(49,788)
						$7,193	$(49,788)
Credit default swap agreement outstanding at April 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	37,218	4.648%	$(98,543)	$744,300	$842,843
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at April 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	BNP	06/20/23	(3,238)	$(11,902)	$—	$(11,902)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	BNP	09/20/23	(3,237)	(14,087)	—	(14,087)
					$(25,989)	$—	$(25,989)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
 Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).